NATIONWIDE MUTUAL FUNDS

Nationwide AllianzGI International Growth Fund

Nationwide American Century Small Cap Income Fund
(formerly, Nationwide U.S. Small Cap Value Fund)

Nationwide Amundi Global High Yield Fund

Nationwide Amundi Strategic Income Fund

Nationwide Bailard Cognitive Value Fund

Nationwide Bailard International Equities Fund

Nationwide Bailard Technology & Science Fund

Nationwide Bond Fund

Nationwide Bond Index Fund

Nationwide Core Plus Bond Fund

Nationwide Diamond Hill Large Cap Concentrated Fund

Nationwide Emerging Markets Debt Fund

Nationwide Fund

Nationwide Geneva Mid Cap Growth Fund

Nationwide Geneva Small Cap Growth Fund

Nationwide Global Sustainable Equity Fund

Nationwide Government Money Market Fund

Nationwide Inflation-Protected Securities Fund

Nationwide International Index Fund

Nationwide International Small Cap Fund

Nationwide Loomis All Cap Growth Fund

Nationwide Loomis Core Bond Fund

Nationwide Loomis Short Term Bond Fund

Nationwide Mellon Disciplined Value Fund

Nationwide Mellon Dynamic U.S. Core Fund

Nationwide Mid Cap Market Index Fund

Nationwide NYSE Arca Tech 100 Index Fund (formerly,
Nationwide Ziegler NYSE Arca Tech 100 Index Fund)

Nationwide S&P 500 Index Fund

Nationwide Small Cap Index Fund

Nationwide Small Company Growth Fund

Nationwide WCM Focused Small Cap Fund

Supplement dated March 10, 2021

to the Statement of Additional Information (“SAI”) dated March 1, 2021

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective March 11, 2021, the SAI is amended as follows:

The information relating to the Nationwide Geneva Mid Cap Growth Fund in the table under the heading “Investment Adviser” on page 67 of the SAI is deleted in its entirety and replaced with the following:

Fund	Assets	Investment Advisory Fee
Nationwide Geneva Mid Cap Growth Fund	$0 up to $250 million	0.65%
	$250 million up to $500 million	0.60%
	$500 million and more	0.55%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE